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Optica Rare Earths & Critical Materials ETF
Optica Rare Earths & Critical Materials ETF
Investment Objective

The Optica Rare Earths & Critical Materials ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EQM Rare Earths & Critical Materials Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Optica Rare Earths & Critical Materials ETF Optica Rare Earths & Critical Materials ETF
Management Fee	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Optica Rare Earths & Critical Materials ETF | Optica Rare Earths & Critical Materials ETF | USD ($)	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended November 30, 2023, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in securities comprising the Index. The Index is comprised of companies that (i) generate at least 50% of their revenue from rare earths or critical metal mining, production, recycling, processing and/or refining or (ii) engage in projects that have the potential, when developed, to generate 50% of revenue from rare earths or critical metal mining, production, recycling, processing and/or refining (“Rare Earths and Critical Materials Companies”). Rare earths and critical materials are those identified by either: (A) the U.S. Government as: (i) a non-fuel mineral or mineral material essential to the economic and national security of the United States, (ii) the supply chain of which is vulnerable to disruption, and (iii) that serves an essential function in the manufacturing of a product, the absence of which would have significant consequences for the U.S. economy or national security; or (B) Australia, Canada, Japan or the European Union as meeting similar criteria. There are a range of minerals or mineral material groups deemed critical under these criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Rare Earths and Critical Materials Companies.

The universe of eligible index components are exchange-listed equity securities of Rare Earths and Critical Materials Companies, including depositary receipts. Such companies are identified through the use of a proprietary selection methodology that includes a review of financial ratios, sell side research, and fundamental research. To be included in the Index, the minimum market capitalization of such companies must be at least $250 million with an average daily traded value over the most recent six months of at least $500 thousand. As of March 1, 2024, the Index comprised 54 component securities.

The Index consists of securities of issuers from around the world, including emerging markets countries. There is no limitation on the amount of foreign or emerging market securities that may be included in the Index.

The Index is reconstituted and rebalanced on a semi-annual basis in February and August. At that time, constituents are weighted by market capitalization with a maximum individual constituent weight of 10%. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”) generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of March 1, 2024, the Index was concentrated in the Metals & Mining Industry as defined by the Global Industry Classification Standard (“GICS”). In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of March 1, 2024, a significant portion of the Index consisted of companies in the Materials Sector, as defined by GICS.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Optica Capital Pty Ltd. (the “Index Provider”), in consultation with EQM Indexes, LLC (the “Index Administrator”), developed the methodology for determining the securities to be included in the Index. The Index Administrator maintains the Index and is responsible for implementing the semi-annual rebalance and reconstitution and monitoring and implementing any adjustments, additions and deletions to the Index based on the index methodology and certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is calculated and published by Solactive AG. Neither the Index Provider, Index Administrator, or Solactive AG is affiliated with each other or with the Fund or the Adviser.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the EQM Rare Earths & Critical Materials Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns as of 12/31

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	4.64%	Q4/2023
Lowest Return	-4.11%	Q3/2023

Average Annual Total Returns for the Periods Ended December 31, 2023
Average Annual Returns - Optica Rare Earths & Critical Materials ETF	Label	1 Year	Since Inception	Inception Date
Optica Rare Earths & Critical Materials ETF	Return Before Taxes	(2.94%)	(12.28%)	Mar. 29, 2022
Return After Taxes on Distributions | Optica Rare Earths & Critical Materials ETF	Return After Taxes on Distributions	(3.49%)	(12.63%)	Mar. 29, 2022
Return After Taxes on Distributions and Sale of Fund Shares | Optica Rare Earths & Critical Materials ETF	Return After Taxes on Distributions and Sale of Fund Shares	(1.24%)	(9.17%)	Mar. 29, 2022
EQM Rare Earths & Critical Materials Index (reflects no deduction for fees, expenses, or taxes)	EQM Rare Earths & Critical Materials Index (reflects no deduction for fees, expenses, or taxes)	(1.78%)	(11.23%)	Mar. 29, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.